Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 133.7%
Alabama — 5.3%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$750,000	$812,420
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series D-1, Refunding	5.500%	2/1/29	200,000	214,244 (a)(b)
Series F	5.500%	12/1/28	2,000,000	2,130,740 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,114,691 (a)(b)
Jefferson County, AL, Sewer Revenue, Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,635,480
Mobile County, AL, IDA Revenue, Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	310,000	322,650 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	400,000	431,551
Total Alabama				6,661,776
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B, Refunding	4.000%	12/1/36	250,000	252,822
Arizona — 2.9%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	500,000	514,865 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	500,000	512,159 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	254,636 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	650,000	658,491 (a)(b)(c)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	509,162
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	165,000	166,399 (d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,001,253
Total Arizona				3,616,965
Arkansas — 0.3%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	350,000	373,468 (c)
California — 10.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	512,673
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	1,600,000	1,726,814 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	600,000	637,847 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	500,000	508,636 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	363,258 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	407,538 (c)
Waste Management, Inc. Project, Series B	4.800%	6/2/25	2,000,000	2,011,065 (a)(b)(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	250,759 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	1,000,000	1,005,980 (c)(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	788,068
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,480,000	2,656,481
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	350,000	370,729
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Community Facilities District No 2023-1	5.500%	9/1/43	$250,000	$269,727
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	814,288
Series A, Refunding	5.000%	10/1/43	250,000	266,806
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	645,000	685,472 (c)
Total California				13,276,141
Colorado — 1.6%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	501,268
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	255,449 (a)(b)
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	1,000,000	1,104,399 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	100,017 (c)
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	129,447
Total Colorado				2,090,580
Connecticut — 1.9%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	258,768
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	528,225
Connecticut State, GO:
Series A	5.000%	4/15/39	1,290,000	1,385,425
Series B	4.000%	1/15/41	250,000	256,261
Total Connecticut				2,428,679
Florida — 7.4%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	258,478 (c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	450,000	489,646 (c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	151,620 (d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project, Refunding	5.000%	7/1/41	800,000	819,645 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.000%	7/1/44	500,000	526,208 (c)
Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/47	1,250,000	1,321,505 (c)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/26	1,100,000	1,132,225
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	554,260
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	257,728 (c)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	258,192
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	1,000,000	1,069,106 (c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, Series A	5.000%	10/1/42	250,000	273,567
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	$150,000	$150,145
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.750%	9/1/54	1,825,000	2,049,871
Total Florida				9,312,196
Georgia — 1.6%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	213,559
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	200,000	212,991
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	250,000	261,488
Series B	5.000%	6/1/29	1,000,000	1,053,505 (a)(b)
Series C	5.000%	9/1/30	300,000	321,118 (a)(b)
Total Georgia				2,062,661
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	200,000	201,623
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	400,000	349,866
Illinois — 21.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	518,423
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/43	1,000,000	1,026,869
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	276,689
Series C, Refunding	5.000%	12/1/24	250,000	250,588
Series C, Refunding, AGM	5.000%	12/1/32	2,000,000	2,108,895
Series D	5.000%	12/1/46	1,500,000	1,514,542
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	250,000	275,887
Series A	5.500%	1/1/35	250,000	268,230
Series A	5.000%	1/1/40	610,000	633,525
Series A, Refunding	5.625%	1/1/29	500,000	520,334
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	521,496
Senior Lien, Series D	5.250%	1/1/37	400,000	416,588
Series A, Refunding	5.000%	1/1/31	1,750,000	1,757,621 (c)
Series C, Refunding	5.000%	1/1/43	600,000	629,706 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	550,000	575,474
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	305,321
Second Lien, Series A, AGM	5.250%	1/1/58	500,000	543,627
Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	620,056
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	665,703
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	514,189
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	$3,000,000	$3,015,099
Illinois State Toll Highway Authority Revenue, Series A, Refunding	5.000%	1/1/37	500,000	583,150
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	106,917
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	523,902
Series A	5.000%	5/1/36	770,000	806,140
Series A	5.000%	5/1/39	300,000	312,011
Series A, Refunding	5.000%	10/1/29	1,300,000	1,402,428
Series B	5.250%	5/1/47	1,000,000	1,094,289
Series B, Refunding	5.000%	9/1/27	600,000	635,848
Series C	5.000%	12/1/41	1,250,000	1,365,275
Series D	5.000%	11/1/27	300,000	318,901
Series D, Refunding	5.000%	7/1/34	400,000	445,936
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	600,000	592,922
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,243,644
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	262,548
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	530,020
McCormick Place Expansion Project, Series B, Refunding, AGM	0.000%	12/15/56	500,000	115,057
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	250,000	267,529
Total Illinois				27,565,379
Indiana — 2.3%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	786,638
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,083,861
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	250,000	231,717
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	205,071
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	4.500%	1/1/34	600,000	616,937 (c)
Total Indiana				2,924,224
Iowa — 1.1%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/32	750,000	872,270 (a)(b)(e)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	500,000	581,514 (e)
Total Iowa				1,453,784
Kentucky — 3.0%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,200,000	1,206,308 (a)(b)
Series C	4.000%	6/1/25	1,600,000	1,604,674 (a)(b)
Trimble County, KY, Environmental Facility Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	1,000,000	1,008,371 (a)(b)(c)
Total Kentucky				3,819,353
Louisiana — 5.6%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/48	500,000	490,401
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	$2,000,000	$2,008,552 (c)
Series B	5.000%	1/1/30	2,000,000	2,008,114 (c)
Port New Orleans, LA, Board of Commissioners, Revenue, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,680,722 (c)
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	900,000	882,047 (a)(b)
Total Louisiana				7,069,836
Maryland — 0.6%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	488,248
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	248,181
Total Maryland				736,429
Massachusetts — 3.0%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	380,535
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	500,000	548,997
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	262,988
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	204,866
Massachusetts State Port Authority Revenue, Series E	5.000%	7/1/51	500,000	520,694 (c)
Plymouth, MA, GO, Refunding	3.500%	5/1/44	2,000,000	1,853,707
Total Massachusetts				3,771,787
Michigan — 3.0%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	250,000	250,272
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series B	5.000%	7/1/42	1,000,000	1,122,521
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	828,828
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	361,474
Michigan State Finance Authority Revenue:
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	250,000	257,553
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	278,975
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	249,039
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	149,993
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	307,398 (c)
Total Michigan				3,806,053
Missouri — 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	786,520 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	$150,000	$156,082
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	304,661
Total Missouri				1,247,263
Nebraska — 0.8%
Central Plains, NE, Energy Project, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/37	500,000	544,141
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	499,355
Total Nebraska				1,043,496
New Jersey — 5.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,002,962
New Jersey State EDA Revenue, Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,033,928 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	1,000,000	1,098,315
Transportation Program, Series CC	5.000%	6/15/40	2,000,000	2,207,544
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	627,148
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	750,000	832,761 (f)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	524,647
Total New Jersey				7,327,305
New York — 21.1%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	350,000	367,475 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,043,543
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	250,000	246,655 (a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,086,814
Series A-2	5.000%	5/15/30	400,000	437,019 (a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/43	250,000	275,932
Subseries B-1	5.250%	10/1/43	1,000,000	1,114,223
New York City, NY, TFA, Future Tax Secured Revenue:
Subseries A-1	5.000%	5/1/44	2,000,000	2,204,122
Subseries C-1	4.000%	5/1/39	2,200,000	2,239,517
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,598,609
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	5.000%	3/15/40	750,000	797,299
Series D, Refunding	5.000%	2/15/41	750,000	807,620 (g)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	1,250,000	1,274,583
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	883,127 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	$1,200,000	$1,240,228 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	250,000	281,235 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	250,000	269,469 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,000,000	2,186,376 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	500,000	521,758 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/27	500,000	531,495
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,226,387 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	550,000	543,202
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	749,744 (d)
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,523,839 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	1,040,000	1,108,247
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	2,000,000	2,166,566
Total New York				26,725,084
North Carolina — 0.2%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	250,000	265,954
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	700,000	564,385
Ohio — 2.1%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	500,000	535,381
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	500,000	537,341
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	506,334
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	350,000	322,026 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	495,750 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	250,000	253,827 (a)(b)(c)
Total Ohio				2,650,659
Pennsylvania — 4.4%
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.000%	12/1/42	250,000	250,934
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	214,239
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/27	290,000	290,650
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	150,000	150,935 (e)
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	600,000	609,845 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	$250,000	$265,094
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	1,500,000	1,650,655 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	200,000	210,026 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/45	500,000	536,477
Series B, Refunding	5.250%	12/1/47	250,000	274,558
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	500,000	529,371
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	155,637
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	465,329
Total Pennsylvania				5,603,750
Puerto Rico — 6.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,500,000	1,586,475 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	400,000	407,663 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	14,271	9,618
Restructured, Series A-1	5.375%	7/1/25	6,166	6,209
Restructured, Series A-1	5.625%	7/1/27	12,238	12,747
Restructured, Series A-1	5.625%	7/1/29	12,040	12,952
Restructured, Series A-1	5.750%	7/1/31	11,694	12,957
Restructured, Series A-1	4.000%	7/1/33	11,089	11,007
Restructured, Series A-1	4.000%	7/1/35	229,968	226,973
Restructured, Series A-1	4.000%	7/1/37	740,000	723,965
Restructured, Series A-1	4.000%	7/1/41	111,631	106,101
Restructured, Series A-1	4.000%	7/1/46	12,097	11,233
Subseries CW	0.000%	11/1/43	49,029	31,072 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	220,000	92,950 *(h)
Series A	5.050%	7/1/42	75,000	31,688 *(h)
Series DDD, Refunding	—	7/1/21	280,000	117,600 *(i)
Series TT	5.000%	7/1/37	450,000	190,125 *(h)
Series XX	5.250%	7/1/40	400,000	169,000 *(h)
Series ZZ, Refunding	—	7/1/18	250,000	105,000 *(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	197,895
Restructured, Series A-1	4.550%	7/1/40	50,000	50,119
Restructured, Series A-2	4.329%	7/1/40	1,490,000	1,473,597
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,385,666
Total Puerto Rico				7,972,612
South Carolina — 0.9%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.485%	3/1/31	250,000	261,133 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	$500,000	$489,609
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	418,468 (c)
Total South Carolina				1,169,210
Tennessee — 3.7%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	750,000	728,138
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bonds, Series A, Refunding	5.000%	7/1/42	300,000	311,494
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	500,000	501,146 (a)(b)
Series A-1, Refunding	5.000%	5/1/28	3,000,000	3,127,374 (a)(b)
Total Tennessee				4,668,152
Texas — 8.8%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	250,754
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/27	1,000,000	1,002,211 (c)
Series 2022	5.000%	11/15/39	350,000	376,643 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	500,000	524,717
Central Texas Turnpike System Revenue, Series C, Refunding	5.000%	8/15/40	300,000	330,781
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	600,000	576,133
Galveston, TX, Wharves & Terminal Revenue, First Lien, Series A	5.250%	8/1/35	750,000	828,417 (c)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	300,000	334,948 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	1,250,000	1,199,658
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,004,133
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	300,000	291,847
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	515,408 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	500,000	484,515 (c)
Subordinated, Series A, Refunding	5.000%	7/1/36	1,055,000	1,098,353 (c)
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	400,000	389,160
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	92,641 (c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	205,000	202,304
North Texas Tollway Authority Revenue, First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,306,417
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	300,000	324,411 (c)
Total Texas				11,133,451
Utah — 0.7%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	254,763
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/25	470,000	476,535
Series 2021	4.000%	10/15/36	100,000	99,312
Total Utah				830,610
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — 3.1%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	$200,000	$218,608
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AGM	5.250%	7/1/48	250,000	274,585
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster-Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,273,072
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,325,302 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	523,968 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	250,000	264,253
Total Virginia				3,879,788
Washington — 0.8%
Port of Seattle, WA, Intermediate Lien Revenue, Series B, Refunding	5.000%	8/1/37	1,000,000	1,072,042 (c)
Wisconsin — 1.0%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	150,000	153,437
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	500,000	519,810
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	500,000	536,993
Total Wisconsin				1,210,240

Total Municipal Bonds (Cost — $166,268,569)				169,137,623
Municipal Bonds Deposited in Tender Option Bond Trusts(j) — 4.5%
New York — 4.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,625,000	1,767,311
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	1,925,000	1,906,512
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	1,900,000	2,068,204

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,532,223)				5,742,027
Total Investments before Short-Term Investments (Cost — $171,800,792)				174,879,650
Short-Term Investments — 0.9%
Municipal Bonds — 0.8%
Arizona — 0.4%
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	3.800%	2/1/48	600,000	600,000 (k)(l)
Georgia — 0.1%
Bartow County, GA, Development Authority Revenue, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project	4.150%	11/1/62	150,000	150,000 (c)(k)(l)
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series I	3.900%	11/1/35	100,000	100,000 (k)(l)
Missouri — 0.1%
Missouri State HEFA Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	3.900%	10/1/35	100,000	100,000 (k)(l)
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	3.550%	8/1/34	100,000	100,000 (k)(l)

Total Municipal Bonds (Cost — $1,050,000)				1,050,000
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

 Western Asset Intermediate Muni Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $63,258)	5.235%	63,258	$63,258 (m)(n)

Total Short-Term Investments (Cost — $1,113,258)			1,113,258
Total Investments — 139.1% (Cost — $172,914,050)			175,992,908
Variable Rate Demand Preferred Stock, at Liquidation Value — (37.4)%			(47,400,000)
TOB Floating Rate Notes — (2.4)%			(3,000,000)
Other Assets in Excess of Other Liabilities — 0.7%			971,061
Total Net Assets Applicable to Common Shareholders — 100.0%			$126,563,969

*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	The coupon payment on this security is currently in default as of August 31, 2024.
(i)	The maturity principal is currently in default as of August 31, 2024.
(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(k)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(m)	Rate shown is one-day yield as of the end of the reporting period.
(n)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2024, the total market value of investments in Affiliated Companies was $63,258 and the cost was $63,258 (Note 2).

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Muni Fund Inc.
Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
TFA	—	Transitional Finance Authority
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	43	12/24	$5,763,762	$5,673,313	$(90,449)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$169,137,623	—	$169,137,623
Municipal Bonds Deposited in Tender Option Bond Trusts	—	5,742,027	—	5,742,027
Total Long-Term Investments	—	174,879,650	—	174,879,650
Short-Term Investments†:
Municipal Bonds	—	1,050,000	—	1,050,000
Money Market Funds	$63,258	—	—	63,258
Total Short-Term Investments	63,258	1,050,000	—	1,113,258
Total Investments	$63,258	$175,929,650	—	$175,992,908
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$90,449	—	—	$90,449

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected in such company for the period ended August 31, 2024.

	Affiliate Value at November 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2,777,647	2,777,647	$2,714,389	2,714,389

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,448	—	$63,258

Western Asset Intermediate Muni Fund Inc. 2024 Quarterly Report